Loans (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 Contract	Dec. 31, 2011	Dec. 31, 2010
Loans (Textual) [Abstract]
30-59 Days Past Due loans on nonaccrual status	$ 217,000	$ 856,000
90 or more days past due loans still on accrual	471,000	181,000
Loans on nonaccrual status loans not past due	270,000	292,000
Total number of commercial loans	2
Amount of loans after modifying as troubled debt restructuring	1,082,000		2,517,000
Specific reserves allocated for loans	42,000		300,000
Time period for default in payment of loan	30 days
Loans individually evaluated for impairment	1,541,000	3,337,000
Loans individually evaluated for impairment			3,888,000
Loans modified as troubled debt restructuring	$ 0
Period of default of payment of troubled debt restructuring	12 months